Intangible assets - Other intangible assets - Changes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in Other intangible assets
Balances at beginning of the year	$ 7,677
Balances at end of the year	8,947	$ 7,677
Gross carrying amount
Changes in Other intangible assets
Balances at beginning of the year	22,264	19,237
Additions	3,940	3,371
Disposals		(344)
Balances at end of the year	26,204	22,264
Accumulated depreciation, amortisation and impairment
Changes in Other intangible assets
Balances at beginning of the year	(14,587)	(12,364)
Additions	(2,670)	(2,566)
Disposals		343
Balances at end of the year	$ (17,257)	$ (14,587)